Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.666%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,826,055.84

Principal:
Principal Collections	$32,101,595.57
Prepayments in Full	$20,264,594.92
Liquidation Proceeds	$736,023.92
Recoveries	$54,356.90
Sub Total	$53,156,571.31
Collections	$56,982,627.15

Purchase Amounts:
Purchase Amounts Related to Principal	$149,236.04
Purchase Amounts Related to Interest	$1,021.74
Sub Total	$150,257.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,132,884.93

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,132,884.93
Servicing Fee	$1,080,087.20	$1,080,087.20	$0.00	$0.00	$56,052,797.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$56,052,797.73
Interest - Class A-2a Notes	$122,143.99	$122,143.99	$0.00	$0.00	$55,930,653.74
Interest - Class A-2b Notes	$95,224.17	$95,224.17	$0.00	$0.00	$55,835,429.57
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$55,267,222.90
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$55,092,646.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,092,646.07
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$54,998,687.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,998,687.07
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$54,930,821.65
Third Priority Principal Payment	$4,389,940.39	$4,389,940.39	$0.00	$0.00	$50,540,881.26
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$50,457,661.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,457,661.68
Regular Principal Payment	$45,778,047.16	$45,778,047.16	$0.00	$0.00	$4,679,614.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,679,614.52
Residual Released to Depositor	$0.00	$4,679,614.52	$0.00	$0.00	$0.00
Total		$57,132,884.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,389,940.39
Regular Principal Payment					$45,778,047.16
Total					$50,167,987.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,634,908.40	$85.03	$122,143.99	$0.38	$27,757,052.39	$85.41
Class A-2b Notes	$22,533,079.15	$85.03	$95,224.17	$0.36	$22,628,303.32	$85.39
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$50,167,987.55	$26.69	$1,205,195.66	$0.64	$51,373,183.21	$27.33

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$203,573,321.66	0.6263795	$175,938,413.26	0.5413490
Class A-2b Notes	$165,990,554.59	0.6263795	$143,457,475.44	0.5413490
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,218,923,876.25	0.6485846	$1,168,755,888.70	0.6218904

Pool Information
Weighted Average APR	3.594%	3.580%
Weighted Average Remaining Term	47.01	46.18
Number of Receivables Outstanding	65,793	64,113
Pool Balance	$1,296,104,641.50	$1,242,335,848.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,228,658,455.31	$1,177,683,935.86
Pool Factor	0.6676140	0.6399181

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$18,635,037.72
Yield Supplement Overcollateralization Amount	$64,651,912.46
Targeted Overcollateralization Amount	$73,579,959.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$73,579,959.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		178	$517,342.73
(Recoveries)		43	$54,356.90
Net Loss for Current Collection Period			$462,985.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4287%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3415%
Second Prior Collection Period			0.4381%
Prior Collection Period			0.3315%
Current Collection Period			0.4377%
Four Month Average (Current and Prior Three Collection Periods)			0.3872%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,999	$3,826,716.66
(Cumulative Recoveries)			$197,613.07
Cumulative Net Loss for All Collection Periods			$3,629,103.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1869%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,914.32
Average Net Loss for Receivables that have experienced a Realized Loss			$1,815.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.98%	547	$12,199,265.05
61-90 Days Delinquent	0.11%	56	$1,311,558.61
91-120 Days Delinquent	0.03%	14	$391,014.47
Over 120 Days Delinquent	0.03%	13	$338,238.69
Total Delinquent Receivables	1.15%	630	$14,240,076.82

Repossession Inventory:
Repossessed in the Current Collection Period		43	$1,169,632.63
Total Repossessed Inventory		64	$1,789,688.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1414%
Prior Collection Period			0.1581%
Current Collection Period			0.1295%
Three Month Average			0.1430%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2016
Payment Date	4/15/2016
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer